INVESTMENT PROPERTIES - Valuation Adjustments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INVESTMENT PROPERTIES
Balance at the beginning of the year	$ 4,709,911	$ 3,994,058
Appraisals	200,256	232,462
Net increase (decrease)	747,804	444,295
Acquisitions through business combination		39,096
Amount reclassified (to) from other assets	(77,862)	39,096
Amount reclassified from construction to finished	0
Balance at the end of the year	5,580,109	4,709,911
Purchases, investment property	682,334	294,569
Subsequent expenditure recognised as an asset	222,167	170,920
PA Cedis Sodimac
INVESTMENT PROPERTIES
Purchases, investment property	461,815
Constellation
INVESTMENT PROPERTIES
Purchases, investment property	161,427
Buildings
INVESTMENT PROPERTIES
Balance at the beginning of the year	4,369,629	3,870,706
Appraisals	191,051	194,608
Net increase (decrease)	578,639	265,219
Acquisitions through business combination		39,096
Amount reclassified (to) from other assets	(77,862)
Amount reclassified from construction to finished	18,819
Balance at the end of the year	5,080,276	4,369,629
Buildings | PA Cedis Sodimac
INVESTMENT PROPERTIES
Purchases, investment property		461,815
Buildings | Constellation
INVESTMENT PROPERTIES
Purchases, investment property		161,427
Buildings | Bancolombia S.A.
INVESTMENT PROPERTIES
Purchases, investment property		80,954
Buildings | FCP Fondo Inmobiliario Colombia
INVESTMENT PROPERTIES
Purchases, investment property		91,182
Subsequent expenditure recognised as an asset		71,023
Land
INVESTMENT PROPERTIES
Balance at the beginning of the year	340,282	123,352
Appraisals	9,205	37,854
Net increase (decrease)	169,165	179,076
Amount reclassified from construction to finished	(18,819)
Balance at the end of the year	$ 499,833	340,282
Land | NOMAD CENTRAL and P.A. FAI CALLE 84
INVESTMENT PROPERTIES
Purchases, investment property		92,585
Subsequent expenditure recognised as an asset		$ 71,354